Capital Structure (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
		Nov. 30, 2023 shares	Mar. 31, 2023 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Oct. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares		Dec. 22, 2023 CNY (¥)	Aug. 31, 2023 CNY (¥)
Capital Structure [Line Items]
Authorized share capital, value (in Dollars) | $						$ 10,000,000				$ 10,000,000
Authorized share capital						10,000,000,000
Ordinary shares, par value per share (in Dollars per share) | $ / shares						$ 0.001
Aggregate of shares repurchased					127,710			634,946	72,465
Cash (in Yuan Renminbi) | ¥													¥ 10,463	¥ 11,513
Repurchased shares		9,107,140
Recognizing loss (in Yuan Renminbi) | ¥								¥ 3,043
Repurchase of ordinary shares outstanding percentage					0.22%				0.10%
Repurchase of ordinary shares average price					6.40%			7.42%	7.85%
Shares repurchased, value (in Yuan Renminbi) | ¥					¥ 5,569			¥ 62,309	¥ 3,984
Aggregate repurchased shares								526,441
Stock repurchased, percentage of shares outstanding								2.00%
2022 Share Buyback Program [Member]
Capital Structure [Line Items]
Maximum share repurchase program, value of shares to be repurchased (in Dollars) | $				$ 20,000
Zhongrong [Member]
Capital Structure [Line Items]
Shares issued								61,853,580
Equity interests			57.73%											0.30%
Selling Shareholder [Member]
Capital Structure [Line Items]
Equity interests														1.56%
Zhongji [Member]
Capital Structure [Line Items]
Shares issued			13,660,720
Equity interests			51.00%
Taiping [Member]
Capital Structure [Line Items]
Shares issued			9,107,140
Equity interests		51.00%	51.00%
Class A Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, par value per share (in Dollars per share) | $ / shares						$ 0.001				$ 0.001	$ 0.001
Authorized share capital, ordinary shares						8,000,000,000	[1]			8,000,000,000	8,000,000,000	[1]
Ordinary shares, outstanding	[1]					1,132,091,984					1,134,236,184
Shares issued					200,000
Share option exercises					138,210,000
Aggregate of shares repurchased					138,000,000
Class A Ordinary Shares [Member] | Taiping [Member]
Capital Structure [Line Items]
Stock repurchase per share (in Dollars per share) | $ / shares						$ 0.096
Class B Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, par value per share (in Dollars per share) | $ / shares						$ 0.001				$ 0.001	$ 0.001
Authorized share capital, ordinary shares						2,000,000,000	[1]			2,000,000,000	2,000,000,000	[1]
Ordinary shares, outstanding	[1]
Ordinary Shares [Member]
Capital Structure [Line Items]
Repurchased shares								3,591,780

[1]	Retrospectively restated for a dual-class structure with effective date of October 31, 2024.